Filed Pursuant to Rule 497(e)
Registration No. 333-82865; 811-09447
Jacob Internet Fund

Investor Class	JAMFX
Jacob Small Cap Growth Fund

Investor Class	JSCGX
Institutional Class	JSIGX
Jacob Discovery Fund

Investor Class	JMCGX
Institutional Class	JMIGX
(Each a “Fund,” together, the “Jacob Funds”)

Supplement dated January 16, 2026 to the
Statement of Additional Information (“SAI”) dated January 5, 2026

Effective immediately, Hayden Cook has assumed the role of secretary and treasurer of the Jacob Funds.

Please retain this supplement with your SAI for reference.